PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Prepayments to suppliers	14,852	23,377	3,752
Prepayments to related parties	9,625	-	-
Rental, insurance and other expenses	10,398	19,722	3,166
Rebates and promotion fees receivable	74,714	127,305	20,434
Warehouse deposits	9,464	7,133	1,145
Interest receivable	13,738	10,833	1,739
Other receivables	9,516	14,924	2,395

	142,307	203,294	32,631